Borrowings	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
BORROWINGS [Text Block]
NOTE 14: BORROWINGS

	December 31,	December 31,
	2011	2010
Deutsche Schiffsbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$115,827	$107,236
BNP Paribas S.A. and DVB Bank SE	36,175	36,175
DVB Bank SE and ABN AMRO Bank N.V.	44,121	50,207
Marfin Egnatia Bank	24,300	80,000
Eurobank Ergasias S.A. $52.2 million	46,500	22,800
Eurobank Ergasias S.A. $52.0 million	18,200	13,000
ABN AMRO Bank N.V	53,260	—
Ship Mortage Notes	505,000	400,000
Total borrowing	843,383	709,418
Less: current portion	(11,928)	(5,086)
Add: bond premium	2,028	—
Total long-term borrowings	$833,483	$704,332

Long-Term Debt Obligations and Credit Arrangements
Senior Notes
  Ship Mortgage Notes: In October 2010, Navios Acquisition issued $400,000 of 8 5/8% First Priority Ship Mortgage Notes (the "Existing Notes") due on November 1, 2017. The Existing Notes are senior obligations of Navios Acquisition and are secured by first priority ship mortgages on seven VLCC vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. Navios Acquisition may redeem the Existing Notes in whole or in part, at its option, at any time (1) before November 1, 2013 at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 bps and (2) on or after November 1, 2013, at a fixed price of 104.313%, which price declines ratably until it reaches par. In addition, any time before November 1, 2013, Navios Acquisition may redeem up to 35% of the aggregate principal amount of the Existing Notes with the net proceeds of an equity offering at 108.625% of the principal amount of the Existing Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the Existing Notes remains outstanding after such redemption. Furthermore, upon occurrence of certain change of control events, the holders of the Existing Notes may require Navios Acquisition to repurchase some or all of the Existing Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date. Pursuant to a registration rights agreement, Navios Acquisition filed a registration statement enabling the holders of the Existing Notes to exchange the privately placed notes with publicly registered notes with identical terms, which registration statement went effective on January 31, 2011. On February 2, 2011, the Navios Acquisition commenced the exchange offer which terminated on March 2, 2011. As a result of such exchange offer, 100% of the outstanding Existing Notes were exchanged. The Existing Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Acquisition's properties and assets and creation or designation of restricted subsidiaries.
     Following the issuance of the Existing Notes and net proceeds raised of $388,883, the securities on six VLCC vessels previously secured by the loan facilities were fully released in connection with the full repayment of the facilities totalling approximately $343,841, and $27,609 was used to partially repay the $40,000 Navios Holdings' credit facility.
     On May 26, 2011, Navios Acquisition and Navios Acquisition Finance (US) Inc., its wholly owned finance subsidiary ("Navios Acquisition Finance"), completed the sale of $105,000 of 8 5/8% first priority ship mortgage notes due 2017 (the "Additional Notes") at 102.25% plus accrued interest from May 1, 2011. The net proceeds of the offering of $104,583 were used to partially finance the acquisition of the VLCC delivered on June 8, 2011 and to repay the $80,000 revolving credit facility with Marfin Egnatia Bank.
     The Additional Notes are identical to the $400,000 of Existing Notes. The Existing Notes and the Additional Notes are fully and unconditionally guaranteed on a joint and several bases by all of Navios Acquisition's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the ship mortgage notes). The subsidiary guarantees are full and unconditional as that term is defined by Regulation S-X Rule 3-10, except for the fact that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all assets are sold, the capital stock is sold, when the subsidiary is designated as an "unrestricted subsidiary" for the purposes of the bond indenture, upon liquidation or dissolution or upon legal or covenant defeasance or satisfaction and discharge of the Existing Notes and the Additional Notes. A Registration Statement for the exchange of Additional Notes was filed on July 28, 2011 and was declared effective on August 22, 2011. On August 24, 2011 Navios Acquisition commenced the exchange offer which terminated on September 23, 2011. As a result of such exchange offer, 100% of the outstanding Additional Notes were exchanged.
     The Additional Notes and the Existing Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. Following the consummation of the exchange offer for the Additional Notes on September 23, 2011, the Additional Notes and the Existing Notes have the same CUSIP number.
Credit Facilities
     Deutsche Schiffsbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank: As a result of the initial business combination, Navios Acquisition assumed a loan agreement dated April 7, 2010, with Deutsche Schiffsbank AG, Alpha Bank A.E. and Credit Agricole Corporate and Investment Bank of up to $150,000 (divided in six equal tranches of $25,000 each) to partially finance the construction of two chemical tankers and four product tankers. Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,750 to be repaid on the last repayment date. The repayment of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2011, $115,827 was outstanding under this facility and $31,923 remains to be drawn.
     BNP Paribas SA Bank and DVB Bank S.E.: As a result of the initial business combination, Navios Acquisition assumed a loan agreement dated April 8, 2010, of up to $75,000 (divided in three equal tranches of $25,000 each) for the purpose of part-financing the purchase price of three product tankers. Each of the tranche is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,750 to be repaid on the last repayment date. The repayment date of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2011, $36,175 was outstanding and $38,825 remains to be drawn under this facility.
     DVB Bank S.E. and ABN AMRO Bank N.V.: On May 28, 2010, Navios Acquisition entered into a loan agreement with DVB Bank S.E. and ABN AMRO BANK N.V. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two product tanker vessels. Each tranche of the facility is repayable in 24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 275 bps. The loan also requires compliance with certain financial covenants. On December 29, 2011, Navios Acquisition prepaid $2,500 in relation to an amendment to its credit facility. After the prepayment, outstanding amount under each tranche is repayable in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. As of December 31, 2011, the facility was fully drawn and the outstanding amount was $44,121.
     Marfin Egnatia Bank: In September 2010, Navios Acquisition (through four subsidiaries) entered into a $80,000 revolving credit facility with Marfin Egnatia Bank to partially finance the acquisition and construction of vessels and for investment and working capital purposes. The loans are secured by assignments of construction contracts and guarantees, as well as security interests in related assets. The loan matures on September 7, 2012 (with available one-year extensions upon Navios Acquisition's request and the bank's consent) and bears interest at a rate of LIBOR plus 275 bps.  As of December 31, 2011, the outstanding amount under this facility was $24,300 that was used to partially finance the acquisition cost of two product tanker vessels and $55,700 remain to be drawn. Pursuant to an agreement dated December 28, 2011, the maturity of the facility was extended, to match the delivery of the vessels.
     EFG Eurobank Ergasias S.A.: On October 26, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,200 (divided into two tranches of $26,100 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $345, each with a final balloon payment of $15,060, to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. The loan bears interest at a rate of LIBOR plus (i) plus 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps. The loan also requires compliance with certain financial covenants. The outstanding amount under this facility as of December 31, 2011 was $46,500 and $5,700 remains to be drawn.
    EFG Eurobank Ergasias S.A.: On December 6, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $345 each with a final balloon payment of $14,960, to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 300 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2011, $18,200($9,100 from each of the two tranches) was outstanding under this facility and $33,800 remains to be drawn.
    ABN AMRO BANK N.V.: On July 8, 2011, Navios Acquisition entered into a loan agreement with ABN AMRO Bank N.V of up to $55,100 (divided into two equal tranches) to partially finance the purchase price of two MR2 product tanker vessels. The total amount of $54,750 was drawn under this facility.  Each tranche of the facility is repayable in 12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date. The repayment of each tranche started in October 2011 and it bears interest at a rate of LIBOR plus 325 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2011, $53,260 was outstanding under this loan agreement ($26,630 from each of the two tranches) and no further amounts are available to be drawn.
DVB Bank SE: On December 7, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE of up to $51,000 (divided into two tranches of $25,500 each) to partially finance the purchase price of two LR1 product tanker vessels. Each tranche of the facility is repayable in 28 quarterly installments of $400 each with a final balloon payment of $14,300 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus 270 bps per annum.  The loan also requires compliance with certain financial covenants. As of December 31, 2011, $0 was drawn and outstanding under this loan agreement.
  NORDDEUTSCHE LANDESBANK GIROZENTRALE: On December 29, 2011, Navios Acquisition entered into a loan agreement with NORDDEUTSCHE LANDESBANK GIROZENTRALE of up to $28,125 to partially finance the purchase price of one MR2 product tanker vessel. The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2011, $0 was drawn and outstanding under this loan agreement.
   DVB Bank SE and Emporiki Bank of Greece S.A.: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Emporiki Bank of Greece S.A. of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2011, $0 was drawn and outstanding under this loan agreement.
  The Navios Holdings Credit Facility: In connection with the VLCC Acquisition, Navios Acquisition entered into a $40,000 credit facility with Navios Holdings and paid $400 as an arrangement fee. The $40,000 facility has a margin of LIBOR plus 300 bps and a term of 18 months. Following the issuance of the Notes in October 2010, the Company prepaid $27,609 of this facility. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. Pursuant to an agreement dated November 8, 2011, the Navios Holdings credit facility was extended from April 2012 to December 2014.  As of December 31, 2011 and 2010, the outstanding amount under this facility was $40,000 and $12,391 respectively.  As of December 31, 2011 and 2010, interest accrued under this facility is $81 and $62 respectively and is included under amounts due to related parties.
 As of December 31, 2011 the total amount available to be drawn from all our facilities was $301,323.
   Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition's vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit Navios Acquisition from, among other things: undertaking new investments unless such is approved by the bank; incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Acquisition's vessels; changing the commercial and technical management of Navios Acquisition's vessels; selling or changing the beneficial ownership or control of Navios Acquisition's vessels; and subordinating the obligations under the new credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants of Navios Acquisition, including tangible Net Worth, debt coverage ratios, specified tangible net worth to total debt percentages and minimum liquidity. It is an event of default under the credit facilities if such covenants are not complied with.
The VLCC Acquisition Credit Facilities
     On September 10, 2010, the Company consummated the VLCC Acquisition. In connection with the acquisition of the VLCC vessels, the Company entered into, assumed and supplemented the VLCC Acquisition Credit Facilities described below. The VLCC Acquisition Credit Facilities were fully repaid and terminated with the proceeds of the Existing Notes on October 21, 2010.
     In connection with the full repayment of the VLCC facilities of $343,841 Navios Acquisition paid prepayment fees and breakage cost of $2,503 and wrote-off unamortized deferred financing costs of $2,938. The total amount of $5,441 was expensed in the Statement of Operations.
     On December 12, 2006, a loan of $82,875 was obtained from HSH Nordbank AG. The loan is secured by the Shinyo Navigator together with security interests in related assets. The balance of the loan assumed at closing was $56,125 and was repayable in one installment of $2,125, one installment of $1,810, 12 installments of $2,023, eight installments of $1,491 and four installments of $1,997 after the prepayment of $8,000 on September 13, 2010. Payments were to be made quarterly until the 10th anniversary of the date three months from the drawdown date. The facility was amended on September 9, 2010, in connection with the closing of the VLCC Acquisition, and was guaranteed by the Company. The amended terms included (a) a new margin of 2.75%, (b) a financial covenant package similar to Navios Acquisition's other facility agreements, (c) the prepayment of $8,000 held in a cash collateral account and (d) a minimum value clause at 115% starting on June 30, 2011 and 120% starting on December 31, 2011. A 1% fee on the outstanding balance of the facility as of September 10, 2010 was paid at closing. As of December 31, 2010 the outstanding amount under this facility was $0 as the facility was repaid through the issuance of the Existing Notes on October 21, 2010.
     On September 5, 2007, a syndicated loan of $65,000 was obtained from DVB Group MerchantBank (Asia) Ltd., BNP Paribas, Credit Suisse and Deutsche Schiffsbank AG. The loan was secured by the C. Dream together with security interests in related assets. The balance of the loan assumed at closing was $54,700 and was repayable in one installment of $900, four installments of $950, four installments of $1,000, four installments of $1,075, four installments of $1,150 four installments of $1,200, seven installments of $1,250 and a balloon payment of $23,550 payable together with the last installment. Payments were to be made quarterly until the 10th anniversary of the date three months from the drawdown date. The facility was amended on September 10, 2010, in connection with the closing of the VLCC Acquisition, and was guaranteed by the Company. The amended terms included (a) a new margin of 2.75%, (b) a financial covenant package similar to Navios Acquisition's other facility agreements and (c) a minimum value clause at 115% until December 31, 2011 and thereafter at 130%. A 1% fee on the outstanding balance of the facility as of September 10, 2010 was paid at closing. As of December 31, 2010, the outstanding amount under this facility was $0 as it was repaid through the issuance of the Existing Notes on October 21, 2010.
     On January 4, 2007, a syndicated loan of $86,800 was obtained from DVB Group MerchantBank (Asia) Ltd., Credit Suisse and Deutsche Schiffsbank AG. The loan was secured by the Shinyo Ocean together with security interests in related assets. The balance of the loan assumed on September 10, 2010 was $58,907 and was repayable in three installments of $1,575, four installments of $1,675, four installments of $1,725 four installments of $1,850, four installments of $1,950, four installments of $2,100, three installments of $2,200 and a balloon payment of $10,382 payable together with the last installment. Payments are to be made quarterly until the 10th anniversary of the date three months from the drawdown date. The facility was amended on September 9, 2010, in connection with the closing of the VLCC Acquisition, and was guaranteed by the Company. The amended terms included (a) a new margin of 2.75%, (b) a financial covenant package similar to Navios Acquisition's other facility agreements and (c) a minimum value clause at 115% until December 31, 2011 and thereafter at 130%. A 1% fee on the outstanding balance of the facility as of September 10, 2010 was paid at closing. The outstanding amount under this facility as of December 31, 2010 was $0, since it was repaid through the issuance of the Existing Notes on October 21, 2010.
     On January 4, 2007, a syndicated loan of $86,800 was obtained from DVB Group Merchant Bank (Asia) Ltd., Credit Suisse and Deutsche Schiffsbank AG. The loan was secured by the Shinyo Kannika together with security interests in related assets. The balance of the loan assumed on September 10, 2010 was $58,784 and was payable in two installments of $1,550, four installments of $1,625, four installments of $1,725, four installments of $1,850, four installments of $1,950, four installments of $2,100, three installments of $2,200 and a balloon payment of $12,084 together with the last installment. Forty quarterly payments are to be made commencing on February 15, 2007. The facility was amended on September 9, 2010, in connection with the closing of the VLCC Acquisition, and was guaranteed by the Company. The amended terms included (a) a new margin of 2.75%, (b) financial covenant package similar to Navios Acquisition's other facility agreements and (c) a minimum value clause at 115% until December 31, 2011 and thereafter at 130%. A 1% fee on the outstanding balance of the facility as of September 10, 2010 was paid at closing. As of December 31, 2010, the outstanding amount under this facility was $0, as it was repaid through the issuance of the Existing Notes on October 21, 2010.
     On May 16, 2007, a syndicated loan in the amount of $62,000 was obtained from DVB Group Merchant Bank (Asia) Ltd., Credit Suisse and Deutsche Schiffsbank AG. The loan was secured by the Shinyo Splendor together with security interests in related assets. The balance of the credit facility on September 10, 2010 was $38,775 and was repayable in three installments of $1,925, four installments of $2,075, four installments of $2,200 and three installments of $2,350 together with a balloon payment of $8,850. Payments were to be made for 28 quarters from the date three months from the drawdown date. The facility was amended on September 9, 2010, in connection with the closing of the VLCC transaction and was guaranteed by the Company. The amended terms included (a) a new margin of 2.75% applicable for tranche A and margin of 4% applicable for tranche B, (b) a financial covenant package similar to Navios Acquisition's other facility agreements and (c) minimum value clause at 115% until December 31, 2011 on a charter attached basis and thereafter at 130% on a charter free basis. A 1% fee on the outstanding balance of the facility as of September 10, 2010 was paid at closing. As of December 31, 2010, the outstanding amount under this facility was $0, since the facility was repaid through the issuance of the Existing Notes on October 21, 2010.
     On March 26, 2010, a loan facility of $90,000 was obtained from China Merchant Bank Co., Ltd. to finance the construction of the Shinyo Saowalak. The balance of the loan facility as September 10, 2010 was $90,000. The loan was secured by the Shinyo Saowalak together with security interests in related assets and was repayable by 12 installments of $1,750, 12 installments of $2,000 and 16 installments of $2,813. The first repayment was to be made on September 21, 2010 with the last installment to be paid on the date falling 117 months after September 21, 2010. The facility was amended on September 9, 2010, in connection with the closing of the VLCC Acquisition, and was guaranteed by the Company. The amended terms included a financial covenant package similar to Navios Acquisition's other facility agreements. The outstanding amount under this facility as of December 31, 2010 was $0, since the facility was paid in full on October 21, 2010 through the issuance of the Existing Notes.
     As of December 31, 2011, the Company was in compliance with all of the covenants under each of its credit facilities.
Guarantees
  The Company's 8 5/8% Notes (consisting of the Existing Notes and the Additional Notes, collectively the “Notes”) are fully and unconditionally guaranteed on a joint and several bases by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the ship mortgage notes). The guarantees of our subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of our subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance are 100% owned. The Company does not have any independent assets or operations.
     The maturity table below reflects the principal payments of all credit facilities outstanding as of December 31, 2011 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the senior Notes. The maturity table below includes in the amount shown for 2017 and thereafter future principal payments of the drawn portion of credit facilities associated with the financing of the construction of vessels scheduled to be delivered on various dates throughout 2014.
December 31,
Long-Term Debt Obligations:	2011
Year
December 31, 2012	$11,928
December 31, 2013	13,428
December 31, 2014	13,580
December 31, 2015	12,876
December 31, 2016	59,927
December 31, 2017 and thereafter	731,644

Total	$843,383